PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 31, 2014
Property, Plant and Equipment
Total	$ 8,119		$ 7,636
Less accumulated depreciation	(4,360)		(3,980)
Net	3,759	[1],[2]	3,656	[1]	3,510	3,735	[2]
Depreciation expense	391		375		374
Depreciation expense related to discontinued operations	2		5
Land
Property, Plant and Equipment
Total	159		151
Buildings
Property, Plant and Equipment
Total	730		666
Plant and equipment
Property, Plant and Equipment
Total	6,617		6,270
Construction in progress
Property, Plant and Equipment
Total	$ 613		$ 549

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."